Stock Options and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]	Note 11 – Stock Options and Warrants As of June 30, 2019 and December 31, 2018, the Company does not have any outstanding or committed and unissued stock options or warrants.
NOTE 9	STOCK OPTIONS AND WARRANTS

Stock Options

As of December 31, 2018 and 2017, the Company does not have any outstanding or committed and unissued stock options.

Warrants

As of December 31, 2018 and 2017, the Company does not have any outstanding or committed and unissued warrants.